Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000127985 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000127985 | 00191K799 | AQR Equity Market Neutral Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000127985 | 670700400 | Nuveen Preferred Securities and Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000127985 | 92648C793 | Victory Pioneer CAT Bond Fund Class Y
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000127985 | 277923728 | Eaton Vance Global Macro Absolute Return Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000127985 | 024525727 | American Beacon Frontier Markets Income Fund Class Y
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000127985 | 19248X307 | Cohen & Steers Preferred Securities and Income Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000127985 | 25264S544 | Diamond Hill Short Duration Securitized Bond Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127985 | 00203H446 | AQR Long-Short Equity Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127985 | 88636J600 | Roundhill Generative AI & Technology ETF, A USD INC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127985 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127985 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127985 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000121122 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000121122 | 00191K799 | AQR Equity Market Neutral Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000121122 | 670700400 | Nuveen Preferred Securities and Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000121122 | 92648C793 | Victory Pioneer CAT Bond Fund Class Y
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000121122 | 277923728 | Eaton Vance Global Macro Absolute Return Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000121122 | 024525727 | American Beacon Frontier Markets Income Fund Class Y
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000121122 | 19248X307 | Cohen & Steers Preferred Securities and Income Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000121122 | 25264S544 | Diamond Hill Short Duration Securitized Bond Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121122 | 00203H446 | AQR Long-Short Equity Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121122 | 88636J600 | Roundhill Generative AI & Technology ETF, A USD INC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121122 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121122 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	95.40%